Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Employee Share Option Activity Under Twenty Ten Plan

The following table summarizes the Company’s employee share option activity under the 2010 Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		(US$)	(Years)	(US$)
Outstanding, January 1, 2016	4,180,198	0.39	6.1
Granted	2,835	0.85
Exercised	(2,195,268)	0.30
Forfeited	—	—

Outstanding, December 31, 2016	1,987,765	0.49	4.6	1,399

Vested and expected to vest at December 31, 2016	1,987,765	0.49	4.6	1,374

Exercisable as of December 31, 2016	1,984,930	0.47	4.5	1,387

Restricted Stock Units Activity

The following table summarizes the Company’s RSUs activity under the 2010 Plan and 2014 Plan:

	Number of RSUs	Weighted-average grant date fair value	Weighted-average remaining contractual life	Aggregate intrinsic value
		(US$)	(Years)	(US$)
Unvested, January 1, 2016	1,773,060	19.14	8.6
Granted	646,940	8.85
Vested	(1,159,664)	12.80
Forfeited/Cancelled(1)	(447,638)	1.56

Unvested, December 31, 2016	812,698	13.25	8.5	16,820

Total Compensation Expense Recognized Relating to Options Granted to Employees

Total compensation expense relating to share options and RSUs granted to employees recognized for the years ended December 31, 2014, 2015 and 2016 is as follows:

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Cost of revenues	7,163	12,422	(4,110)	(592)
Sales and marketing expenses	13,482	13,488	2,490	359
General and administrative expenses	208,914	153,814	123,273	17,755
Research and development expenses	4,176	10,303	(2,924)	(421)

	233,735	190,027	118,729	17,101